Note 12 - Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Amount
2020	$55,896
2021	47,437
2022	25,368
2023	28,676
2024	28,676
Thereafter	71,690

Total lease payments	$257,743
Less imputed interest	58,273
Present value of lease liabilities	$199,470

Amount
2020	$61,051
2021	61,051
2022	25,902
2023	31,320
2024	31,320
Thereafter	86,130

Total lease payments	$296,774
Less imputed interest	68,150
Present value of lease liabilities	$228,624